Note K - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
K
- Income Taxes

On
December 22, 2017,
the TCJA was signed into law
, which included several provisions that will affect the Company’s federal income tax expense, including reducing the federal income tax rate to
21%
effective
January 1, 2018.
As a result of the rate reduction, the Company is required to re-measure, through income tax expense in the period of enactment, the deferred tax assets and liabilities using the enacted rate at which these items are expected to be recovered or settled. The re-measurement of the Company’s net deferred tax asset resulted in additional
2017
income tax expense of
$1.8
million

The provision for income taxes consists of the following components:

	201 7	201 6	201 5
Current tax expense	$2,579	$2,645	$2,218
Deferred tax (benefit) expense	1,907	(725)	591
Total income taxes	$4,486	$1,920	$2,809

The source of deferred tax assets and deferred tax liabilities at
December 31:

	2017	2016
Items giving rise to deferred tax assets:
Allowance for loan losses	$1,631	$2,538
Unrealized loss on securities available for sale	279	510
Deferred compensation	1,466	2,194
Deferred loan fees/costs	130	248
Other real estate owned	377	719
Accrued bonus	234	240
Purchase accounting adjustments	56	305
Net operating loss	148	258
Other	212	275
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(78)	(134)
FHLB stock dividends	(676)	(1,078)
Prepaid expenses	(149)	(283)
Depreciation and amortization	(627)	(823)
Other	(3)	(4)
Net deferred tax asset	$3,000	$4,965

The Company determined that it was
not
required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through the future reversals of existing taxable temporary differences, deductions against forecasted income and tax planning strategies.

At
December 31,
201
7,
the Company’s deferred tax asset related to Section
382
net operating loss carryforwards was
$705,
which will expire in
2026.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of
34%
to income before taxes is as follows:

	201 7	201 6	201 5
Statutory tax	$4,078	$3,006	$3,870
Effect of nontaxable interest	(514)	(433)	(437)
Effect of nontaxable insurance premiums	(303)	(340)	(336)
Income from bank owned insurance, net	(230)	(239)	(210)
Effect of postretirement benefits	(78)	(19)	71
Effect of nontaxable life insurance death proceeds	(175)	----	(11)
Impact from TCJA	1,783	----	----
Effect of state income tax	70	64	66
Tax credits	(191)	(211)	(221)
Milton Merger Costs	4	73	----
Other items	42	19	17
Total income taxes	$4,486	$1,920	$2,809

At
December 31,
201
7
and
December 31, 2016,
the Company had
no
unrecognized tax benefits. The Company does
not
expect the amount of unrecognized tax benefits to significantly change within the next twelve
months. As previously reported, the Internal Revenue Service (“IRS”) has proposed that Loan Central, as a tax return preparer, be assessed a penalty for allegedly negotiating or endorsing checks issued by the U.S. Treasury to taxpayers.  The penalty would amount to approximately
$1.2
million.  Loan Central appealed this matter within the IRS, and the appeals office has returned the matter to the examination office for further action.  The matter may
still be resolved at the IRS. If the matter is
not
resolved at the IRS, the matter
may
have to be resolved through the judicial system.   Based on consultation with legal counsel, management remains confident that it is highly unlikely that the penalty recommendation will be sustained.  Therefore, the Company did not
recognize any interest and/or penalties related to this matter for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.
  The Company is
no
longer subject to federal or state examination for years prior to
2014.
  The tax years
2014
-
2016
remain open to federal and state examinations.